STOCK OPTIONS (Details 2)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	55.60%	58.70%	58.80%	71.90%
Expected term (years)	3 years 3 months 18 days	3 years 10 months 24 days	3 years 8 months 12 days	2 years 9 months 18 days
Risk-free interest rate	0.60%	0.70%	0.60%	0.30%
Dividend yield	0.00%	0.00%	0.00%	0.00%